Taxation - Summary of Unrecognized Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Tax losses	€ 132,498	€ 116,405
Deductible temporary differences	0	0
Tax credits	0	0
Interest carry forward	16,986	12,534
Total	149,484	128,939
Potential tax benefit	€ 40,313	€ 34,772